Summary of significant accounting policies - Depreciation over estimated useful life (Details)	12 Months Ended
Dec. 31, 2018
Computers and computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum | Website development costs
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Maximum | Website development costs
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years